CONSOLIDATED STATEMENTS OF FINANCIAL POSITION (Parenthetical) - $ / shares	Dec. 31, 2024	Dec. 31, 2023
Statement of financial position [abstract]
Ordinary share, par value	$ 0.4	$ 0.4
Ordinary shares, share authorized	120,000,000	120,000,000
Ordinary shares, share Issued	37,626,427	33,242,189
Ordinary shares, share outstanding	37,626,427	33,242,189